OPERATING LEASES	3 Months Ended
Mar. 31, 2022
OPERATING LEASES
OPERATING LEASES

7.OPERATING LEASES

Prior to the adoption of ASC 842, rent expense on operating leases was recognized on a straight-line basis over the term of the lease. In addition, certain of the Company’s operating lease agreements for office space also include rent holidays and scheduled rent escalations during the initial lease term. The Company recorded the rent holidays as a deferred rent within other liabilities on the condensed consolidated balance sheets. The Company recognized the deferred rent liability and scheduled rent increase on a straight-line basis into rent expense over the lease term commencing on the date the Company took possession of the leased space. The Company leases various office premises and facilities under non-cancelable operating leases that expire at various dates through March 2030. Some of our leases contain one or more options to extend. The Company considers options to extend the lease in determining the lease term.

Operating lease expense for the three months ended March 31, 2022 and 2021 was $300 and $432, respectively. The Company records operating lease expense in the condensed consolidated statement of operation within general and administrative operating expenses.

Supplemental balance sheet information as of March 31, 2022 related to operating leases is shown below:

	As of March 31, 2022
Reported as:	$
Assets:
Operating lease right-of-use assets		$2,355
Liabilities:
Accrued expenses and other current liabilities		$781
Operating lease liabilities, non-current		1,774
Total operating lease liabilities		$2,555

As of March 31, 2022, the weighted-average remaining lease term and weighted-average discount rate for operating leases is 4.52 years and 11.33% respectively.

Supplemental cash flow information as of March 31, 2022 related to operating leases is shown below:

For three months
ended March 31,
2022
Cash paid within operating cash flows	$240
Operating lease right-of-use assets recognized in exchange for new operating lease obligations	2,604

As of March 31, 2022, the future minimum lease payments under non-cancelable operating leases are as follows:

As of March 31,
2022
2022 (remaining nine months)	$849
2023	649
2024	553
2025	263
2026	228
Thereafter	819
Total operating lease payments	3,361
Less: Imputed interest	(806)
Total operating lease liabilities	$2,555